Shareholder Report, Average Annual Return (Details) 190619_Boston Common ESG Impact Emerging Markets Fund_TF_TSR Annual {TF}	12 Months Ended	48 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Boston Common ESG Impact Emerging Markets Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Boston Common ESG Impact Emerging Markets Fund
Average Annual Return, Percent	18.23%	4.98%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	17.32%	4.29%